FINANCIAL STATEMENTS SCHEDULE I - NOTES TO SCHEDULE I (Details)	Dec. 31, 2024 $ / ¥ ¥ / $
FINANCIAL STATEMENTS SCHEDULE I
Convenience translation rate | ¥ / $	7.2993
Reportable Legal Entities | ZTO EXPRESS (CAYMAN) INC.
FINANCIAL STATEMENTS SCHEDULE I
Convenience translation rate | $ / ¥	7.2993